Leases - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating leases
Operating lease assets	$ 162,065	$ 164,332	$ 195,024
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities	Other current liabilities
Operating lease liabilities, current		$ (1,416)	$ (2,074)
Operating lease liabilities, noncurrent	(169,617)	(173,103)	(196,911)
Total operating lease liabilities	(173,483)	(174,519)	(198,985)
Finance leases
Property, plant and equipment, at cost	65	65	65
Accumulated depreciation		(46)	(30)
Property, plant and equipment, net		19	35
Other current liabilities		$ (17)	$ (16)
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities	Other current liabilities
Other long-term liabilities		$ (3)	$ (20)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other noncurrent liabilities	Other noncurrent liabilities
Total finance lease liabilities	$ (12)	$ (20)	$ (36)
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Other current liabilities, Other noncurrent liabilities	Other current liabilities, Other noncurrent liabilities